Other disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Expensed in the Income statement

Share-based payment
Expensed in the income statement DKK million	2018	2017	2016

Restricted stock units to employees	204	169	245
Long-term share-based incentive programme (Management Board)[1,2]	48	19	29
Long-term share-based incentive programme (management group below Management Board)[3]	145	102	94
Shares allocated to individual employees	17	2	—

Share-based payment expensed in the income statement	414	292	368

1.
The expense for 2017 and 2018 reflects the value at launch (adjusted for expected dividend) of the programme, amortised over four years. The expense for 2016 reflects the full value of the programme (adjusted for expected dividend) for the year, as vesting conditions were met.

2.	The programme includes payments to former members of the Management Board at a total value of DKK 3 million (DKK 3 million in 2017 and DKK 3 million in 2016).

3.	The expense for the year reflects the value at launch (adjusted for expected dividend) of the last four programmes, amortised over four years.

General Terms and Conditions of Launched Programmes

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for Management group below Management Board

	2018	2017	2016	2018	2017	2016	2018	2017	2016

Number of shares awarded in the year	—	—	1,465,411	411,090	356,195	96,705	1,114,455	761,826	224,055
Value per share at launch (DKK)	—	—	346	280	213	304	280	213	304
Vesting period	—	—	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Allocated to recipients			Feb 2019	Feb 2022	Feb 2021	Feb 2020	Feb 2022	Feb 2021	Feb 2020
Total market value at launch (DKK million)	—	—	508	115	76	29	312	162	68
Amortisation period of the programme	—	—	2016 to 2019	2018 to 2021	2017 to 2020	Expensed in 2016	2018 to 2021	2017 to 2020	2016 to 2019

Outstanding Restricted Stock

Outstanding restricted stock units	2018	2017

Outstanding at the beginning of the year	4,833,882	4,591,526
Released restricted stock units to employees	(35,180)	(9,200)
Released shares allocated to Management in 2014	(764,474)	(749,658)
Released shares allocated to individual employees	(25,883)	—
Cancelled allocated shares	(209,308)	(157,724)
Adjustments	—	5,423
Allocated restricted stock units to employees (2016 programme)	100,000	—
Shares allocated to Management in the year	1,525,545	1,118,021
Shares allocated to individual employees in the year	159,437	35,494

Outstanding at the end of the year	5,584,019	4,833,882

Outstanding restricted stock units	Issued[1]	Released	Cancelled		Outstanding	Value at launch date DKK million	Vesting date

Restricted stock units to employees
2016 Restricted stock units	1,565,411	(44,380)	—		1,521,031	508	Q1 2019

Outstanding restricted stock units to employees	1,565,411	(44,380)	—		1,521,031

Shares allocated to Management Board
2014 Shares allocated to joint pool	298,467	(293,542)	(4,925)	[3]	—	66	Q1 2018
2015 Shares allocated to joint pool	378,943	—	(522)		378,421	108	Q1 2019
2016 Shares allocated to joint pool	96,705	—	(1,623)	[3]	95,082	29	Q1 2020
2017 Shares allocated	356,195	—	(12,074)		344,121	76	Q1 2021
2018 Shares allocated[2]	411,090	—	—		411,090	115	Q1 2022

Outstanding shares for Management Board	1,541,400	(293,542)	(19,144)		1,228,714

Shares allocated to pools for management group below Management Board
2014 Shares allocated	683,728	(514,362)	(169,366)		—	155	Q1 2018
2015 Shares allocated	879,988	—	(212,415)		667,573	251	Q1 2019
2016 Shares allocated	224,055	—	(37,092)		186,963	68	Q1 2020
2017 Shares allocated	761,826	—	(65,591)		696,235	162	Q1 2021
2018 Shares allocated[2]	1,114,455	—	—		1,114,455	312	Q1 2022

Outstanding shares for Management group below Management Board	3,664,052	(514,362)	(484,464)		2,665,226
Shares allocated to individual employees	194,931	(25,883)	—		169,048	53	2019-2021

Outstanding at the end of 2018	6,965,794	(878,167)	(503,608)		5,584,019

1.	All restricted stock units and shares allocated to Management are hedged by treasury shares.

2.
2018 programme granted subsequent to approval of the 2018 Annual Report on 1 February 2019. From 2017, the shares allocated to the Management Board will no longer remain in a share pool if a member of the Management Board terminates the employment with Novo Nordisk. From 2017 onwards, the programme will be expensed equally over the grant year and the subsequent 3 years of vesting.

3.	Cancellation is related to individuals who were compensated in cash instead of shares upon resignation.

Contractual Obligations and Recognised Non-Current Debt
Total contractual obligations and recognised non-current debt can be specified as follows (payments due by period):

2018
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	13	25	25	1,193	1,256

Total obligations recognised in the balance sheet	13	25	25	1,193	1,256

Operating leases[1]	1,007	1,463	915	1,511	4,896
Research and development obligations	2,014	1,715	968	75	4,772
Research and development - potential milestone payments[2]	550	833	818	2,390	4,591
Purchase obligations relating to investments in property, plant and equipment	1,875	—	—	—	1,875
Other purchase obligations	4,392	2,536	1,095	406	8,429

Total obligations not recognised in the balance sheet	9,838	6,547	3,796	4,382	24,563

Total contractual obligations	9,851	6,572	3,821	5,575	25,819

2017
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	27	54	51	1,204	1,336

Total obligations recognised in the balance sheet	27	54	51	1,204	1,336

Operating leases[1]	1,098	1,486	1,167	2,110	5,861
Research and development obligations	1,912	767	95	—	2,774
Research and development - potential milestone payments[2]	193	725	166	1,628	2,712
Purchase obligations relating to investments in property, plant and equipment	1,663	—	—	—	1,663
Other purchase obligations	5,192	2,552	1,474	14	9,232

Total obligations not recognised in the balance sheet	10,058	5,530	2,902	3,752	22,242

Total contractual obligations	10,085	5,584	2,953	4,956	23,578

1.	No material finance lease obligations existed in 2018 or 2017.

2.	Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Other Guarantees and Security for Debt

DKK million	2018	2017

Other guarantees
Other guarantees primarily related to guarantees issued by Novo Nordisk in relation to rented property	973	752

Security for debt
Land, buildings and equipment etc at carrying amount	2	3

Material Transactions with Related Parties
The Group has had the following material transactions with related parties:

DKK million	2018	2017	2016

Novo Nordisk Foundation
Donations to Steno Diabetes Center A/S via Novo Nordisk	—	—	(69)
Services provided by Novo Nordisk	(6)	(4)	(3)
Services provided by Novo Nordisk Foundation	—	—	31

Novo Holdings A/S
Services provided by Novo Nordisk	(6)	(3)	(2)
Purchase of Novo Nordisk B shares	4,207	—	—
Sale of NNIT B shares	(368)	—	—
Dividend payment to Novo Holdings A/S	5,496	5,330	6,592

NNIT Group
Services provided by Novo Nordisk	(5)	(25)	(30)
Services provided by NNIT	1,052	1,231	1,239
Dividend payment from NNIT	(19)	(26)	(26)

Novozymes Group
Services provided by Novo Nordisk	(115)	(145)	(163)
Services provided by Novozymes	121	163	150

Xellia Pharmaceuticals
Services provided by Novo Nordisk	(1)	(13)	(108)

Schedule of Auditors' Remuneration

DKK million	2018	2017	2016

Statutory audit	25	24	24
Audit-related services	3	4	4
Tax advisory services	11	10	9
Other services	3	5	4

Total fee to statutory auditors	42	43	41

Schedule of Companies Included in Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity

Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by region

North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Holdings Inc., United States	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•

International Operations
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region International Operations A/S, Denmark	100				•

Region Japan & Korea
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•

Region Europe
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia-Hercegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Europe Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Biopharm Limited, Ireland	100	•		•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk S.P.A., Italy	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, Macedonia	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Scandinavia AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•

Company and country	Percentage of shares owned	Activity

Region AAMEO
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (BAOS) Sdn Bhd, Malaysia	100				•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Investment Pte Limited, Singapore	100				•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	93	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates	100	•

Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Region Latin America
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Panama S.A., Panama	100				•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•

Other subsidiaries and associated company
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•